Property, plant and equipment - Summary of Movement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	€ 5,248	€ 3,860
Assets held for sale	(4)
Property, plant and equipment end of period	5,201	5,248
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	8,360	6,845
Acquisition of CCL		1,568
Additions	785	479
Disposals	(249)
Assets held for sale	(63)
Transfers and reclassifications	1	(4)
Currency translation adjustments	(71)	109
Property, plant and equipment end of period	8,763	8,360
Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(637)
Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(3,112)	(2,985)
Depreciation expense	(715)	(693)
Disposals	234	610
Assets held for sale	19
Transfers and reclassifications	1
Currency translation adjustments	11	(44)
Property, plant and equipment end of period	(3,562)	(3,112)
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	663	317
Property, plant and equipment end of period	648	663
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	663	317
Acquisition of CCL		339
Additions	1	2
Disposals	(3)
Assets held for sale	(29)
Transfers and reclassifications	27	0
Currency translation adjustments	(11)	8
Property, plant and equipment end of period	648	663
Land | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(3)
Land | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Assets held for sale	0
Transfers and reclassifications	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	0	0
Buildings and improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,663	1,195
Property, plant and equipment end of period	1,658	1,663
Buildings and improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,429	1,846
Acquisition of CCL		492
Additions	131	41
Disposals	(28)
Assets held for sale	(26)
Transfers and reclassifications	37	47
Currency translation adjustments	(42)	31
Property, plant and equipment end of period	2,501	2,429
Buildings and improvements | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(28)
Buildings and improvements | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(766)	(651)
Depreciation expense	(128)	(123)
Disposals	19	17
Assets held for sale	10
Transfers and reclassifications	0
Currency translation adjustments	22	(9)
Property, plant and equipment end of period	(843)	(766)
Machinery, equipment and containers
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	2,105	1,638
Property, plant and equipment end of period	1,985	2,105
Machinery, equipment and containers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	3,578	2,975
Acquisition of CCL		529
Additions	221	119
Disposals	(103)
Assets held for sale	(8)
Transfers and reclassifications	75	129
Currency translation adjustments	(40)	44
Property, plant and equipment end of period	3,723	3,578
Machinery, equipment and containers | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(218)
Machinery, equipment and containers | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(1,473)	(1,337)
Depreciation expense	(380)	(326)
Disposals	105	208
Assets held for sale	9
Transfers and reclassifications	3
Currency translation adjustments	(2)	(18)
Property, plant and equipment end of period	(1,738)	(1,473)
Cold drink equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	395	383
Property, plant and equipment end of period	385	395
Cold drink equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	1,026	1,155
Acquisition of CCL		108
Additions	65	50
Disposals	(49)
Assets held for sale	0
Transfers and reclassifications	36	11
Currency translation adjustments	32	21
Property, plant and equipment end of period	1,110	1,026
Cold drink equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(319)
Cold drink equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(631)	(772)
Depreciation expense	(127)	(163)
Disposals	49	319
Assets held for sale	0
Transfers and reclassifications	(2)
Currency translation adjustments	(14)	(15)
Property, plant and equipment end of period	(725)	(631)
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	147	142
Property, plant and equipment end of period	144	147
Vehicle fleet | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	298	283
Acquisition of CCL		7
Additions	59	62
Disposals	(58)
Assets held for sale	0
Transfers and reclassifications	2	1
Currency translation adjustments	(4)	(1)
Property, plant and equipment end of period	297	298
Vehicle fleet | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(54)
Vehicle fleet | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(151)	(141)
Depreciation expense	(58)	(61)
Disposals	53	51
Assets held for sale	0
Transfers and reclassifications	0
Currency translation adjustments	3	0
Property, plant and equipment end of period	(153)	(151)
Furniture and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	69	60
Property, plant and equipment end of period	76	69
Furniture and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	160	144
Acquisition of CCL		15
Additions	21	10
Disposals	(8)
Assets held for sale	0
Transfers and reclassifications	8	5
Currency translation adjustments	(2)	2
Property, plant and equipment end of period	179	160
Furniture and office equipment | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(16)
Furniture and office equipment | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	(91)	(84)
Depreciation expense	(22)	(20)
Disposals	8	15
Assets held for sale	0
Transfers and reclassifications	0
Currency translation adjustments	2	(2)
Property, plant and equipment end of period	(103)	(91)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	206	125
Property, plant and equipment end of period	305	206
Assets under construction | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	206	125
Acquisition of CCL		78
Additions	287	195
Disposals	0
Assets held for sale	0
Transfers and reclassifications	(184)	(197)
Currency translation adjustments	(4)	4
Property, plant and equipment end of period	305	206
Assets under construction | Cost:
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		1
Assets under construction | Accumulated depreciation:
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment beginning of period	0	0
Depreciation expense	0	0
Disposals	0	0
Assets held for sale	0
Transfers and reclassifications	0
Currency translation adjustments	0	0
Property, plant and equipment end of period	€ 0	€ 0